Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2015
Postemployment Benefits [Abstract]
Summary of ESOP Shares

The ESOP shares were as follows:

	March 31,
	2015	2014
	(In Thousands)
Allocated shares	603	645
Shares committed to be released	24	7
Unearned shares	1,234	341
Total ESOP Shares	1,861	993
Fair value of unearned shares	$17,414	$4,079